Note 9. Convertible Notes Payable (Details) - Schedule of Debt (USD $)	Dec. 31, 2014	Dec. 31, 2013
Note 9. Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Convertible note payable	$ 839,822	$ 524,076
Less: current portion of convertible notes payable	(474,716)	0
Less: discount on noncurrent convertible notes payable	(355,753)	(442,118)
Convertible notes payable, net of discount	9,353	81,958
Convertible Note 1 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Convertible note payable	12,808	11,598
Convertible Note 2 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Convertible note payable	6,567	5,947
Convertible Note 3 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Convertible note payable	62	1,423
Convertible Note 4 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Convertible note payable	5,999	25,613
Convertible Note 5 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Convertible note payable	136,969	167,185
Convertible Note 6 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Convertible note payable	312,310	312,310
Convertible Note 7 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Convertible note payable	162,947	0
Convertible Note 8 [Member] | Convertible Debt [Member]
Note 9. Convertible Notes Payable (Details) - Schedule of Debt [Line Items]
Convertible note payable	$ 202,160	$ 0